Digital Assets - Schedule of Additional Information About Digital Assets (Details) - BTC [Member]	9 Months Ended
Sep. 30, 2025 USD ($)
Crypto Asset, Activity [Line Items]
Opening balance
Purchases of BTC	630,300
Purchases of BTC from exchange of USDT	748,200
Exchange of BTC into ENA	(115,300)
Exchange loss	(400)
Changes in fair value of BTC	105,800
Ending balance	$ 1,368,600